Postemployment benefit plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of changes in projected benefit obligations

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Other Postretirement Benefits
(Millions of dollars)	2015	2014	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation, beginning of year	$16,249	$14,419	$4,801	$4,609	$4,938	$4,784
Service cost	181	157	110	109	101	82
Interest cost	608	648	146	185	181	213
Plan amendments	—	—	—	—	3	(1)
Actuarial losses (gains)	(384)	1,994	(152)	570	(625)	193
Foreign currency exchange rates	—	—	(307)	(402)	(43)	(27)
Participant contributions	—	—	8	9	52	61
Benefits paid - gross	(890)	(963)	(191)	(206)	(345)	(377)
Less: federal subsidy on benefits paid	—	—	—	—	11	14
Curtailments, settlements and termination benefits	28	(6)	(60)	(53)	40	(4)
Acquisitions, divestitures and other	—	—	—	(20)	—	—
Benefit obligation, end of year	$15,792	$16,249	$4,355	$4,801	$4,313	$4,938
Accumulated benefit obligation, end of year	$15,550	$15,701	$4,024	$4,408

Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.2%	3.8%	3.2%	3.3%	4.1%	3.9%
Rate of compensation increase	4.0%	4.0%	3.8%	4.0%	4.0%	4.0%

Schedule of assumptions used to determine benefit obligation

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Other Postretirement Benefits
(Millions of dollars)	2015	2014	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation, beginning of year	$16,249	$14,419	$4,801	$4,609	$4,938	$4,784
Service cost	181	157	110	109	101	82
Interest cost	608	648	146	185	181	213
Plan amendments	—	—	—	—	3	(1)
Actuarial losses (gains)	(384)	1,994	(152)	570	(625)	193
Foreign currency exchange rates	—	—	(307)	(402)	(43)	(27)
Participant contributions	—	—	8	9	52	61
Benefits paid - gross	(890)	(963)	(191)	(206)	(345)	(377)
Less: federal subsidy on benefits paid	—	—	—	—	11	14
Curtailments, settlements and termination benefits	28	(6)	(60)	(53)	40	(4)
Acquisitions, divestitures and other	—	—	—	(20)	—	—
Benefit obligation, end of year	$15,792	$16,249	$4,355	$4,801	$4,313	$4,938
Accumulated benefit obligation, end of year	$15,550	$15,701	$4,024	$4,408

Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.2%	3.8%	3.2%	3.3%	4.1%	3.9%
Rate of compensation increase	4.0%	4.0%	3.8%	4.0%	4.0%	4.0%

Effects of one-percentage point change in the assumed health care cost trend rates
A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2015 service and interest cost components of other postretirement benefit cost	$37	$(6)
Effect on accumulated postretirement benefit obligation	$244	$(202)

Change in plan assets

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Other Postretirement Benefits
(Millions of dollars)	2015	2014	2015	2014	2015	2014
Change in plan assets:
Fair value of plan assets, beginning of year	$12,530	$12,395	$4,100	$3,949	$776	$822
Actual return on plan assets	(225)	849	107	493	3	75
Foreign currency exchange rates	—	—	(234)	(338)	—	—
Company contributions	30	255	156	265	164	195
Participant contributions	—	—	8	9	52	61
Benefits paid	(890)	(963)	(191)	(206)	(345)	(377)
Settlements and termination benefits	(5)	(6)	(56)	(50)	—	—
Acquisitions, divestitures and other	—	—	—	(22)	—	—
Fair value of plan assets, end of year	$11,440	$12,530	$3,890	$4,100	$650	$776

Fair value of pension and other postretirement benefit plan assets, by category

The fair value of the pension and other postretirement benefit plan assets by category is summarized below:

	December 31, 2015
(Millions of dollars)	Level 1	Level 2	Level 3	Measured at NAV	Total Assets at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$2,976	$—	$4	$168	$3,148
Non-U.S. equities	2,044	5	1	—	2,050

Fixed income securities:
U.S. corporate bonds	—	3,872	42	132	4,046
Non-U.S. corporate bonds	—	575	—	—	575
U.S. government bonds	—	526	—	—	526
U.S. governmental agency mortgage-backed securities	—	627	—	—	627
Non-U.S. government bonds	—	65	—	—	65

Real estate	—	—	—	9	9

Cash, short-term instruments and other	157	169	3	65	394
Total U.S. pension assets	$5,177	$5,839	$50	$374	$11,440

	December 31, 2014
(Millions of dollars)	Level 1	Level 2	Level 3	Measured at NAV	Total Assets at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$3,713	$1	$8	$153	$3,875
Non-U.S. equities	2,291	12	1	—	2,304

Fixed income securities:
U.S. corporate bonds	—	3,851	25	134	4,010
Non-U.S. corporate bonds	—	552	—	—	552
U.S. government bonds	—	528	—	—	528
U.S. governmental agency mortgage-backed securities	—	752	2	—	754
Non-U.S. government bonds	—	62	2	—	64

Real estate	—	—	—	9	9

Cash, short-term instruments and other	37	252	—	145	434
Total U.S. pension assets	$6,041	$6,010	$38	$441	$12,530

	December 31, 2015
(Millions of dollars)	Level 1	Level 2	Level 3	Measured at NAV	Total Assets at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$426	$—	$—	$118	$544
Non-U.S. equities	680	29	2	123	834
Global equities [1]	155	49	—	—	204

Fixed income securities:
U.S. corporate bonds	—	135	3	—	138
Non-U.S. corporate bonds	—	389	2	11	402
U.S. government bonds	—	64	—	—	64
Non-U.S. government bonds	—	1,083	—	—	1,083
Global fixed income [1]	—	166	—	175	341

Real estate	—	172	—	—	172

Cash, short-term instruments and other [2]	61	47	—	—	108
Total non-U.S. pension assets	$1,322	$2,134	$7	$427	$3,890

	December 31, 2014
(Millions of dollars)	Level 1	Level 2	Level 3	Measured at NAV	Total Assets at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$552	$—	$—	$—	$552
Non-U.S. equities	794	37	—	213	1,044
Global equities [1]	218	52	—	—	270

Fixed income securities:
U.S. corporate bonds	—	81	9	—	90
Non-U.S. corporate bonds	—	493	2	10	505
U.S. government bonds	—	1	—	—	1
Non-U.S. government bonds	—	836	—	—	836
Global fixed income [1]	—	185	—	178	363

Real estate	—	182	39	9	230

Cash, short-term instruments and other [2]	159	50	—	—	209
Total non-U.S. pension assets	$1,723	$1,917	$50	$410	$4,100

[1]	Includes funds that invest in both U.S. and non-U.S. securities.

[2]	Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2015
(Millions of dollars)	Level 1	Level 2	Level 3	Measured at NAV	Total Assets at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$296	$1	$—	$—	$297
Non-U.S. equities	136	—	—	—	136

Fixed income securities:
U.S. corporate bonds	—	83	—	4	87
Non-U.S. corporate bonds	—	18	—	—	18
U.S. government bonds	—	31	—	—	31
U.S. governmental agency mortgage-backed securities	—	45	—	—	45
Non-U.S. government bonds	—	4	—	—	4

Cash, short-term instruments and other	17	15	—	—	32
Total other postretirement benefit assets	$449	$197	$—	$4	$650

	December 31, 2014
(Millions of dollars)	Level 1	Level 2	Level 3	Measured at NAV	Total Assets at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$392	$—	$—	$—	$392
Non-U.S. equities	158	1	—	—	159

Fixed income securities:
U.S. corporate bonds	—	99	—	4	103
Non-U.S. corporate bonds	—	17	—	—	17
U.S. government bonds	—	30	—	—	30
U.S. governmental agency mortgage-backed securities	—	50	—	—	50
Non-U.S. government bonds	—	3	—	—	3

Cash, short-term instruments and other	9	13	—	—	22
Total other postretirement benefit assets	$559	$213	$—	$4	$776

Roll forward of assets measured at fair value using level 3 inputs
Below are roll-forwards of assets measured at fair value using Level 3 inputs for the years ended December 31, 2015 and 2014.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions a market participant would use.

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2013	$12	$54	$—	$—
Unrealized gains (losses)	(6)	—	—	—
Realized gains (losses)	8	3	—	—
Purchases, issuances and settlements, net	(5)	(23)	—	—
Transfers in and/or out of Level 3	—	(5)	—	—
Balance at December 31, 2014	$9	$29	$—	$—
Unrealized gains (losses)	(1)	(1)	—	—
Realized gains (losses)	1	—	—	—
Purchases, issuances and settlements, net	(4)	16	—	2
Transfers in and/or out of Level 3	—	(2)	—	1
Balance at December 31, 2015	$5	$42	$—	$3

Non-U.S. Pension
Balance at December 31, 2013	$—	$21	$103	$—
Unrealized gains (losses)	—	(1)	(24)	—
Realized gains (losses)	—	—	22	—
Purchases, issuances and settlements, net	—	(1)	(62)	—
Transfers in and/or out of Level 3	—	(8)	—	—
Balance at December 31, 2014	$—	$11	$39	$—
Unrealized gains (losses)	—	(1)	(17)	—
Realized gains (losses)	—	—	15	—
Purchases, issuances and settlements, net	—	—	(37)	—
Transfers in and/or out of Level 3	2	(5)	—	—
Balance at December 31, 2015	$2	$5	$—	$—

Defined benefit plan funded status, components of net amount recognized in financial position and accumulated other comprehensive income
The funded status of the plans, reconciled to the amount reported on Statement 3, is as follows:

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Other Postretirement Benefits
(Millions of dollars)	2015	2014	2015	2014	2015	2014
End of Year
Fair value of plan assets	$11,440	$12,530	$3,890	$4,100	$650	$776
Benefit obligations	15,792	16,249	4,355	4,801	4,313	4,938
Over (under) funded status recognized in financial position	$(4,352)	$(3,719)	$(465)	$(701)	$(3,663)	$(4,162)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$6	$3	$163	$144	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(32)	(28)	(19)	(24)	(161)	(160)
Liability for postemployment benefits (non-current liability)	(4,326)	(3,694)	(609)	(821)	(3,502)	(4,002)
Net liability recognized	$(4,352)	$(3,719)	$(465)	$(701)	$(3,663)	$(4,162)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Prior service cost (credit)	$1	$2	$1	$9	$39	$(31)

Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost (pre-tax) in the next fiscal year
The estimated amount of prior service cost (credit) that will be amortized from Accumulated other comprehensive income (loss) at December 31, 2015 into net periodic benefit cost (pre-tax) in 2016 are as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Prior service cost (credit)	$—	$—	$(30)

Schedule of pension plans with projected benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits
The following amounts relate to our pension plans with projected benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end		Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2015	2014	2015	2014
Projected benefit obligation	$15,734	$16,182	$1,818	$4,539
Accumulated benefit obligation	$15,493	$15,634	$1,657	$4,148
Fair value of plan assets	$11,377	$12,460	$1,190	$3,695

Schedule of pension plans with accumulated benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits
The following amounts relate to our pension plans with accumulated benefit obligations in excess of plan assets:

	U.S. Pension Benefits at Year-end		Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2015	2014	2015	2014
Projected benefit obligation	$15,734	$16,182	$1,363	$1,879
Accumulated benefit obligation	$15,493	$15,634	$1,320	$1,734
Fair value of plan assets	$11,377	$12,460	$793	$1,068

Information about the expected cash flow for the pension and other postretirement benefit plans
Information about the expected cash flow for the pension and other postretirement benefit plans is as follows:

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2016 (expected)	$30	$120	$200

Expected benefit payments:
2016	$990	$220	$310
2017	990	170	320
2018	980	170	310
2019	980	170	310
2020	980	170	300
2021-2025	4,890	990	1,480
Total	$9,810	$1,890	$3,030

Expected Medicare Part D subsidy receipts
Medicare Part D subsidy amounts expected to be received by the company which will offset other postretirement benefit payments are as follows:

(Millions of dollars)	2016	2017	2018	2019	2020	2021-2025	Total
Other postretirement benefits	$15	$15	$20	$20	$20	$100	$190

Components of net periodic benefit cost, other changes in plan assets and benefits obligations recognized in other comprehensive income and weighted-average assumptions used to determine net cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2015	2014	2013	2015	2014	2013	2015	2014	2013
Components of net periodic benefit cost:
Service cost	$181	$157	$196	$110	$109	$120	$101	$82	$108
Interest cost	608	648	581	146	185	166	181	213	195
Expected return on plan assets [1]	(890)	(943)	(826)	(273)	(271)	(224)	(56)	(58)	(56)
Other adjustments [2]	—	—	31	—	—	—	—	—	(22)
Curtailments and termination benefits [3]	32	—	(2)	(1)	2	(24)	27	(4)	—
Amortization of:
Transition obligation (asset)	—	—	—	—	—	—	—	—	2
Prior service cost (credit) [4]	1	17	18	—	—	1	(54)	(55)	(73)
Actuarial loss (gain)	732	2,088	(2,348)	8	345	(345)	(561)	191	(748)
Total cost (benefit) included in operating profit	$664	$1,967	$(2,350)	$(10)	$370	$(306)	$(362)	$369	$(594)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year prior service cost (credit)	$—	$—	$—	$(8)	$(4)	$(7)	$16	(2)	$2
Amortization of prior service (cost) credit	(1)	(17)	(18)	—	—	(1)	54	55	73
Amortization of transition (obligation) asset	—	—	—	—	—	—	—	—	(2)
Total recognized in other comprehensive income	(1)	(17)	(18)	(8)	(4)	(8)	70	53	73
Total recognized in net periodic cost and other comprehensive income	$663	$1,950	$(2,368)	$(18)	$366	$(314)	$(292)	$422	$(521)

Weighted-average assumptions used to determine net cost:
Discount rate	3.8%	4.6%	3.7%	3.3%	4.1%	3.7%	3.9%	4.6%	3.7%
Expected rate of return on plan assets [5]	7.4%	7.8%	7.8%	6.8%	6.9%	6.8%	7.8%	7.8%	7.8%
Rate of compensation increase	4.0%	4.0%	4.5%	4.0%	4.2%	3.9%	4.0%	4.0%	4.4%

[1]	Expected return on plan assets developed using the fair value of plan assets.

[2]	Charge to recognize a previously unrecorded liability related to a subsidiary's pension plans and an adjustment to other postretirement benefits related to certain other benefits.

[3]	Curtailments and termination benefits were recognized in Other operating (income) expenses in Statement 1.

[4]
Prior service cost (credit) for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period of active employees expected to receive benefits from the plan. For pension plans in which all or almost all of the plan's participants are inactive and other postretirement benefit plans in which all or almost all of the plan's participants are fully eligible for benefits under the plan, prior service cost (credit) are amortized using the straight-line method over the remaining life expectancy of those participants.

[5]	The weighted-average rates for 2016 are 6.9 percent and 6.1 percent for U.S. and non-U.S. pension plans, respectively.

Company costs related to U.S. and non-U.S. defined contribution plans	Total company costs related to U.S. and non-U.S. defined contribution plans were as follows:

(Millions of dollars)	2015	2014	2013
U.S. plans	$267	$301	$308
Non-U.S. plans	76	85	64
	$343	$386	$372

Summary of long-term liability for postemployment benefit plans

	December 31,
(Millions of dollars)	2015	2014
Pensions:
U.S. pensions	$4,326	$3,694
Non-U.S. pensions	609	821
Total pensions	4,935	4,515
Postretirement benefits other than pensions	3,502	4,002
Other postemployment benefits	104	112
Defined contribution	302	334
	$8,843	$8,963